Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Marketable Securities [Abstract]
Unrealized gain (loss) on marketable securities	$ 1,931	$ 3,163	$ 952
Proceeds from sale of marketable securities	12,727	5,647
Realized gain from sale of marketable securities	$ 3,574	$ 1,470